Reinsurance (Reinsurance Recoverable and Deposit Receivables by Counterparty) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) reinsuranceCompany	Dec. 31, 2024 USD ($)
Effects of Reinsurance [Line Items]
Total reinsurance recoverables and deposit receivables	$ 54,370,370	$ 48,247,817
Number of Reinsurance Companies | reinsuranceCompany	4
Total affiliated
Effects of Reinsurance [Line Items]
Total reinsurance recoverables and deposit receivables	$ 33,036,123	36,065,613
Total unaffiliated
Effects of Reinsurance [Line Items]
Total reinsurance recoverables and deposit receivables	21,334,247	12,182,204
PAR U | Total affiliated
Effects of Reinsurance [Line Items]
Total reinsurance recoverables and deposit receivables	11,617,403	11,426,975
PURE | Total affiliated
Effects of Reinsurance [Line Items]
Total reinsurance recoverables and deposit receivables	8,192,212	7,951,965
PARCC | Total affiliated
Effects of Reinsurance [Line Items]
Total reinsurance recoverables and deposit receivables	7,021,834	7,049,164
Lotus Re | Total affiliated
Effects of Reinsurance [Line Items]
Total reinsurance recoverables and deposit receivables	3,380,675	2,130,095
Prudential Insurance | Total affiliated
Effects of Reinsurance [Line Items]
Total reinsurance recoverables and deposit receivables	2,810,762	7,507,414
Prudential of Japan | Total affiliated
Effects of Reinsurance [Line Items]
Total reinsurance recoverables and deposit receivables	13,237	0
Wilton Re
Effects of Reinsurance [Line Items]
Total reinsurance recoverables and deposit receivables	8,013,000	7,478,000
Wilton Re | Total unaffiliated
Effects of Reinsurance [Line Items]
Total reinsurance recoverables and deposit receivables	8,013,159	7,478,467
Somerset Re | Total unaffiliated
Effects of Reinsurance [Line Items]
Total reinsurance recoverables and deposit receivables	2,490,716	2,581,977
FLIAC | Total unaffiliated
Effects of Reinsurance [Line Items]
Total reinsurance recoverables and deposit receivables	1,351,271	1,395,008
Resolution Re | Total unaffiliated
Effects of Reinsurance [Line Items]
Total reinsurance recoverables and deposit receivables	849,213	0
Prismic Re | Total unaffiliated
Effects of Reinsurance [Line Items]
Total reinsurance recoverables and deposit receivables	327,763	0
Other | Total unaffiliated
Effects of Reinsurance [Line Items]
Total reinsurance recoverables and deposit receivables	$ 8,302,125	$ 726,752
Four major reinsurance companies, percentage	56.00%